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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Mark A. Boyar            New York, New York  February 14, 2012
   -------------------------------    ------------------  -----------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $77,353
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
              ITEM 1              ITEM 2     ITEM 3     ITEM 4        ITEM 5          ITEM 6   ITEM 7             ITEM 8
------------------------------   --------   ---------  -------  -------------------   ------   ------  --------------------------
                                 TITLE OF               VALUE    SH/PRN   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
              ISSUER              CLASS       CUSIP    (x1000)   AMOUNT   PRN  CALL  DISCRTN    MGRS     SOLE     SHARED    NONE
Altria Group Inc                   COM      02209s103      285     9600   SH           Sole                9600
AMC Networks Inc                   CL A     00164v103      532    14160   SH           Sole               14160
American Express Co                COM      025816109      431     9137   SH           Sole                9137
Ameriprise Financial Inc           COM      03076c106     2128    42865   SH           Sole               42865
AOL Inc                            COM      00184x105      957    63381   SH           Sole               63381
Bank of America Corporation        COM      060505104      849   152768   SH           Sole              152768
Bank of New York Mellon Corp       COM      064058100     1648    82789   SH           Sole               82789
Bristol-Myers Squibb Co            COM      110122108     1902    53978   SH           Sole               53978
Broadridge Financial Solutions     COM      11133t103      357    15851   SH           Sole               15851
Cablevision Systems Corp           CL A     12686c109      899    63249   SH           Sole               63249
Callaway Golf Co                   COM      131193104       61    11068   SH           Sole               11068
Carnival Corp                      COM      143658300     1082    33156   SH           Sole               33156
CBS Corp                           CL B     124857202     1378    50767   SH           Sole               50767
Cisco Systems Inc                  COM      17275r102      903    49922   SH           Sole               49922
Citigroup Inc                      COM      172967424     1079    41008   SH           Sole               41008
Clorox Co                          COM      189054109     2161    32463   SH           Sole               32463
Comcast Corp                     CL A SPL   20030n200     3091   131184   SH           Sole              131184
CVS Caremark Corporation           COM      126650100      521    12770   SH           Sole               12770
Dell Inc                           COM      24702r101      598    40900   SH           Sole               40900
Diebold Inc                        COM      253651103      597    19860   SH           Sole               19860
Disney Walt Co Disney              COM      254687106     1446    38568   SH           Sole               38568
Function X Inc                     COM      36077f108      437    70000   SH           Sole               70000
General Electric Co                COM      369604103     1617    90266   SH           Sole               90266
Hanesbrands Inc                    COM      410345102     1223    55930   SH           Sole               55930
Heinz H J Co                       COM      423074103     2327    43070   SH           Sole               43070
Home Depot Inc                     COM      437076102     3599    85605   SH           Sole               85605
Intel Corp                         COM      458140100     1770    72996   SH           Sole               72996
International Business Machine     COM      459200101      200     1089   SH           Sole                1089
International Speedway Corp        CL A     460335201      444    17500   SH           Sole               17500
Interval Leisure Group Inc         COM      46113m108      682    50100   SH           Sole               50100
Johnson & Johnson                  COM      478160104     1602    24424   SH           Sole               24424
JPMorgan Chase & Co                COM      46625h100     2594    78001   SH           Sole               78001
Kraft Foods Inc                    CL A     50075n104     3679    98483   SH           Sole               98483
Madison Square Garden Inc          CL A     55826p100     1668    58255   SH           Sole               58255
Marriott Intl Inc                  CL A     571903202     1044    35793   SH           Sole               35793
Meredith Corp                      COM      589433101     2380    72906   SH           Sole               72906
MGM Resorts International          COM      552953101      360    34557   SH           Sole               34557
Microsoft Corp                     COM      594918104     2931   112922   SH           Sole              112922
Midas Group Inc                    COM      595626102     2678   311806   SH           Sole              311806
NASDAQ OMX Group Inc               COM      631103108      755    30786   SH           Sole               30786
Orient-Express Hotels Ltd          CL A     g67743107      144    19270   SH           Sole               19270
Pfizer Inc                         COM      717081103     3955   182776   SH           Sole              182776
Philip Morris Intl Inc             COM      718172109      322     4100   SH           Sole                4100
Reis Inc                           COM      75936p105      271    29700   SH           Sole               29700
Saks Inc                           COM      79377w108      884    90639   SH           Sole               90639
Syms Corp                          COM      871551107      213    19400   SH           Sole               19400
Sysco Corp                         COM      871829107     1180    40247   SH           Sole               40247
Time Warner Inc                    COM      887317303     3407    94282   SH           Sole               94282
Travelers Companies Inc            COM      89417e109     3373    57007   SH           Sole               57007
United Parcel Service Inc          CL B     911312106     2168    29616   SH           Sole               29616
Verizon Communications Inc         COM      92343v104      570    14212   SH           Sole               14212
Waste Management Inc               COM      94106l109      212     6467   SH           Sole                6467
Wendys Co                          COM      95058w100     2511   468415   SH           Sole              468415
Western Union Co                   COM      959802109     1246    68212   SH           Sole               68212
Whirlpool Corp                     COM      963320106     1178    24835   SH           Sole               24835
Yahoo Inc                          COM      984332106      824    51100   SH           Sole               51100